Trade payables and customer advances	12 Months Ended
Dec. 31, 2022
Trade Payables and Customer Advances [Abstract]
Trade payables and customer advances
35. Trade payables and customer advances
The following table provides a breakdown for trade payables and customer advances:

	At December 31,
(€ thousands)	2022	2021
Trade payables	220,789	177,801
Customer advances	50,147	45,236
Total trade payables including customer advances	270,936	223,037